Concentrations	6 Months Ended
Jun. 30, 2022
Concentrations Disclosure Abstract
CONCENTRATIONS

16. CONCENTRATIONS

Major customers are defined as customers that each individually account for greater than 10% of the Company’s annual revenues. For the six months ended June 30, 2022 and 2021, the Company had revenue from four and two customers that accounted for approximately 81% and 51% of revenue, respectively.